Annual Total Returns - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND (Class K) [BarChart] - Class K - BLACKROCK ADVANTAGE LARGE CAP GROWTH FUND - Class K Shares	Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	20.59%
Annual Return 2011	(5.57%)
Annual Return 2012	10.94%
Annual Return 2013	23.74%
Annual Return 2014	0.76%
Annual Return 2015	1.21%
Annual Return 2016	9.99%
Annual Return 2017	23.13%
Annual Return 2018	(2.63%)
Annual Return 2019	33.82%